Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes Disclosure [Line Items]
Capitalized research and development	$ 6,920	$ 0
Net operating losses carried forward for tax purposes	124,900	108,200
Operating loss carryforwards subject to expiration	1,700
Operating loss carryforwards not subject to expiration	123,200
Increase (decrease) in valuation allowance	12,300	12,900
Research Tax Credit Carryforward [Member]
Income Taxes Disclosure [Line Items]
Tax credits for research and development	$ 3,900	$ 2,400